CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Document Period End Date									Sep. 30, 2017
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	$ 0.03	$ 0.10	$ (0.29)	$ 1.30	$ 0.23	$ (1.63)	$ 0.34	$ 0.28	$ 1.14	$ (0.77)	$ (1.30)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	$ 0.03	$ 0.10	$ (0.29)	$ 1.30	$ 0.23	$ (1.60)	$ 0.34	$ 0.28	$ 1.14	$ (0.77)	$ (1.30)
Revenues:
Net sales	$ 787.8	$ 862.9	$ 756.5	$ 602.3	$ 729.6	$ 907.6	$ 784.7	$ 607.5	$ 3,009.5	$ 3,029.4	$ 2,640.9
Net investment income									1.1	8.9	20.7
Total revenues									3,010.6	3,038.3	2,661.6
Revenue, Net	787.8	863.0	757.2	602.6	729.7	908.8	786.3	613.5
Operating costs and expenses:
Cost of goods sold									1,833.5	1,791.7	1,650.6
Selling, acquisition, operating and general expenses									894.1	911.7	1,059.8
Total operating costs and expenses									2,727.6	2,703.4	2,710.4
Operating income									283.0	334.9	(48.8)
Interest expense									(309.9)	(334.5)	(321.7)
Deconsolidation, Gain (Loss), Amount									0.0	0.0	38.5
Other (expense) income, net									(4.2)	8.8	15.0
Income (loss) from continuing operations before income taxes									(31.1)	9.2	(317.0)
Income tax expense									38.1	(58.4)	1.3
Net income (loss) from continuing operations	24.0	39.8	(51.4)	260.8	36.2	(93.0)	15.9	7.0	273.2	(33.9)	(512.4)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(23.3)	3.8	(7.4)	(42.3)	(24.1)	328.2	(117.5)	(119.0)	(69.2)	67.6	(318.3)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	47.3	36.0	(44.0)	303.1	60.3	(421.2)	133.4	126.0	342.4	(101.5)	(194.1)
Less: Net income attributable to noncontrolling interest									167.2	164.9	44.4
Net income (loss) attributable to controlling interest	$ (26.2)	$ 2.1	$ (82.1)	$ 212.2	$ (7.3)	$ (132.9)	$ (24.7)	$ (33.9)	106.0	(198.8)	(556.8)
Net income (loss) attributable to common and participating preferred stockholders									$ 106.0	$ (198.8)	$ (556.8)
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.27)	$ 0.96	$ (0.46)	$ (0.46)	$ (0.61)	$ (0.23)	$ (1.51)
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent									$ (121.1)	$ (45.8)	$ (299.3)
Net income (loss) per common share attributable to controlling interest:
Earnings Per Share, Basic	(0.13)	0.01	(0.41)	1.06	(0.04)	(0.67)	(0.12)	(0.18)	$ 0.53	$ (1.00)	$ (2.81)
Earnings Per Share, Diluted	(0.13)	0.01	(0.41)	1.06	(0.04)	(0.65)	(0.12)	(0.18)	0.53	(1.00)	(2.81)
Income (Loss) from Continuing Operations, Per Diluted Share	$ (0.16)	$ (0.09)	$ (0.12)	$ (0.24)	$ (0.27)	$ 0.95	$ (0.46)	$ (0.46)	$ (0.61)	$ (0.23)	$ (1.51)
Discontinued Operations, Held-for-sale [Member]
Revenues:
Total revenues									$ 0.0	$ 0.0
Operating costs and expenses:
Operating income									0.0	0.0
Net income (loss) from continuing operations									170.3	(178.1)
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									170.3	(178.1)
Less: Net income attributable to noncontrolling interest									43.7	19.1
Net income (loss) attributable to controlling interest									126.6	(197.2)	$ (314.7)
Parent Company [Member]
Revenues:
Total revenues									0.0	0.0	0.0
Operating costs and expenses:
Operating income									(40.4)	(50.9)	(100.6)
Interest expense									(144.1)	(143.1)	(124.2)
Other (expense) income, net									1.3	2.0	15.2
Income (loss) from continuing operations before income taxes									314.6	(406.8)	(558.3)
Income tax expense									208.6	(208.0)	(1.5)
Net income (loss) from continuing operations									106.0	(198.8)	(556.8)
Parent Company [Member] | Discontinued Operations, Held-for-sale [Member]
Revenues:
Net sales											0.0
Net investment income											0.0
Total revenues											0.0
Operating costs and expenses:
Cost of goods sold											0.0
Selling, acquisition, operating and general expenses											0.0
Total operating costs and expenses											0.0
Operating income											0.0
Interest expense											0.0
Deconsolidation, Gain (Loss), Amount											0.0
Other (expense) income, net											0.0
Income (loss) from continuing operations before income taxes											0.0
Income tax expense											0.0
Net income (loss) from continuing operations											(292.7)
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											0.0
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest											(292.7)
Less: Net income attributable to noncontrolling interest											22.0
Net income (loss) attributable to controlling interest									$ 227.1	$ (153.0)	$ (257.5)